Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information [Abstract]
Information about Company's Reportable Segments
The table below presents information about the Company’s reportable segments as of and for the year ended December 31, 2020, when the Company had one reportable segment, and for the years ended December 31, 2021 and 2022, when the Company had more than one reportable segments. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s consolidated financial statements. Segment results are evaluated based on income/ (loss) from operations.

	Year ended December 31,	Year ended December 31,				Year ended December 31,
	2020	2021				2022
	Dry bulk segment	Dry bulk segment	Aframax/LR2 tanker segment	Handysize tanker segment	Total	Dry bulk segment	Aframax/LR2 tanker segment	Handysize tanker segment	Container ship segment	Total
- Time charter revenues	$12,487,692	$102,785,442	$9,115,257	$—	$111,900,699	$148,930,997	$13,656,029	$—	$1,285,133	$163,872,159
- Voyage charter revenues	—	—	15,002,012	—	15,002,012	—	51,805,097	—	—	51,805,097
- Pool revenues	—	—	2,442,144	2,704,855	5,146,999	—	30,787,089	15,637,653	—	46,424,742
Total vessel revenues	$12,487,692	$102,785,442	$26,559,413	$2,704,855	$132,049,710	$148,930,997	$96,248,215	$15,637,653	$1,285,133	$262,101,998
Voyage expenses (including charges from related party)	(584,705)	(1,891,265)	(11,003,925)	(55,593)	(12,950,783)	(3,649,943)	(29,100,348)	(219,066)	(71,333)	(33,040,690)
Vessel operating expenses	(7,447,439)	(26,841,600)	(9,776,724)	(2,585,147)	(39,203,471)	(40,697,898)	(17,386,009)	(4,322,281)	(561,656)	(62,967,844)
Management fees to related parties	(930,500)	(4,890,900)	(1,433,950)	(419,900)	(6,744,750)	(6,481,000)	(2,167,000)	(666,500)	(81,400)	(9,395,900)
Depreciation and amortization	(1,904,963)	(10,528,711)	(3,087,764)	(746,353)	(14,362,828)	(18,039,966)	(5,889,352)	(1,405,124)	(495,271)	(25,829,713)
Provision for doubtful accounts	(37,103)	(2,483)	—	—	(2,483)	—	(266,732)	—	—	(266,732)
Gain on sale of vessel	—	—	—	—	—	—	3,222,631	—	—	3,222,631
Segments operating income/(loss)	$1,582,982	$58,630,483	$1,257,050	$(1,102,138)	$58,785,395	$80,062,190	$44,661,405	$9,024,682	$75,473	$133,823,750
Interest and finance costs	(810,317)				(2,631,318)					(8,545,149)
Interest income	9,387				11,651					1,485,368
Foreign exchange (losses)/gains	(28,455)				31,325					99,134
Less: Unallocated corporate general and administrative expenses	(1,130,953)				(3,266,310)					(7,043,937)
Less: Corporate Interest and finance costs	(1,379,260)				(223,680)					(38,905)
Less: Corporate Interest income	25,589				63,472					72,735
Less: Corporate exchange (losses)/ gains	(866)				(2,709)					4,566
Dividend on equity securities	—				—					24,528
Profit from equity securities	—				—					27,450
Net (loss)/income and comprehensive (loss)/income, before taxes	$(1,731,893)				$52,767,826					$119,909,540

Reconciliation of Total Segment Assets to Total Assets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets of December 31, 2021, and 2022, is as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2022
Dry bulk segment	$314,407,704	$339,599,683
Aframax tanker segment	104,953,507	134,093,678
Handysize tanker segment	19,093,379	23,385,458
Containership segment	—	52,850,927
Cash and cash equivalents (1)	23,950,795	82,336,406
Prepaid expenses and other assets (1)	508,057	654,796
Total consolidated assets	$462,913,442	$632,920,948

(1)	Refers to assets of other, non-vessel owning, entities included in the consolidated financial statements.